Shareholder Report, Holdings (Details) - Cambria Chesapeake Pure Trend ETF	Dec. 31, 2024
U.S. Treasury Bills [Membar]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Honeywell International, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Automatic Data Processing, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Electronic Arts, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Paychex, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cisco Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Yum! Brands, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Deere & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
U.S. Treasury Bills [Membar]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Forward Currency Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%